OTHER ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other accounts receivables [abstract]
Disclosure of detailed information about other receivables

Balances of other accounts receivable, net of impairment losses, comprise the following as of December 31, 2024 and 2023:

		December 31,		December 31,
	Note	2024		2023

Assets in concession contract	12.1	Ps.	19,269,344	Ps.	17,821,214
Other accounts receivable	12.2		9,051,029		8,181,675
Total other accounts receivable			28,320,373		26,002,889
Impairment allowance concession contract assets	4.1.5		(9,103)		(8,394)
Loss allowance other accounts receivable			(352,868)		(377,270)
Total other accounts receivable, net		Ps.	27,958,402	Ps.	25,617,225

Disclosure of detailed information about contract assets

The following table provides information about assets from contracts with customers as of December 31, 2024 and 2023:

Concession contract assets	December 31, 2024		December 31, 2023

Financial assets in concession arrangements rights at fair value (1)	Ps.	4,181,835	Ps.	3,830,916
Financial assets in concession arrangements rights at amortized cost (1)		15,087,509		13,990,298
Gross balance of concession contract	Ps.	19,269,344	Ps.	17,821,214
Loss allowance concession contract (2)		(9,103)		(8,394)
Total concession contract assets	Ps.	19,260,241	Ps.	17,812,820
(1)	See note 16 details regarding concession arrangements rights.
(2)	See reconciliations simplified approach and general approach loss allowance on note 4.1.5.

Schedule of other accounts receivable measured at amortized cost, except

The detailed information of other accounts receivable measured at amortized cost, as of December 31, 2024 and 2023 is as follows:

Other accounts receivable	December 31, 2024		December 31, 2023
Debtors	Ps.	2,135,285	Ps.	1,889,732
Accounts receivable for goods and services sales in Non-financial sector companies		1,893,203		1,469,899
Credit card compensations and network compensation		1,101,495		1,348,140
Government		875,473		579,701
Payment in advance		871,648		760,877
Conditional contributions		684,801		712,135
Taxes		51,592		35,667
Others		1,437,532		1,385,524
Gross balance of other accounts receivable	Ps.	9,051,029	Ps.	8,181,675
Loss allowance other accounts receivable		(352,868)		(377,270)
Other accounts receivable, net	Ps.	8,698,161	Ps.	7,804,405